Government Grants	12 Months Ended
Dec. 31, 2022
Government grants [Abstract]
Government Grants	Government Grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2022 and 2021:

(in millions)	December 31, 2022	December 31, 2021
Beginning balance	$176	$169
Received/receivable during the period	270	40
Released to the consolidated statements of operations	(42)	(33)
Ending balance	$404	$176
Current	110	29
Non-current	294	147
	$404	$176
Government grants were recognized in the consolidated statements of operations and comprehensive income (loss) as follows:

(in millions)	December 31, 2022	December 31, 2021	December 31, 2020
Cost of revenue	$30	$33	$49
Research and development expenses	11	—	2
Selling, general and administrative	1	—	—
Total balance	$42	$33	$51

The Company has received government support in the form of investment grants, research and development subsidies, refundable credits and miscellaneous receipts for employee support. Amount receivable from government but not yet received has been included in receivables, prepayments and other assets. Certain investment grants are subject to forfeiture in declining amounts over the life of the agreement if the Company does not maintain agreed upon conditions specified in the relevant subsidy agreements. The Company continues to comply with the government grant conditions mainly relating to qualifying property, plant and equipment and employment levels.